Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2011	2010	2009
Current:
Federal	$67,662	$79,273	$101,649
State	6,426	8,504	11,082
Foreign	(56)	(33)	297
	74,032	87,744	113,028
Deferred:
Federal	15,996	20,997	8,269
State	1,291	3,210	(3,399)
Foreign	(31)	6	380
Total	$91,288	$111,957	$118,278

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2011	2010	2009
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.5	1.5
Capital loss valuation allowance	0	0.1	1.2
Other	0.6	0.9	(0.2)
Effective tax rate (excluding noncontrolling interests)	37.7	38.5	37.5
Income attributable to noncontrolling interests	(0.6)	(1.3)	(1.3)
Effective tax rate per Consolidated Statements of Income	37.1%	37.2%	36.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2011	2010
Deferred Tax Assets
Tax net operating losses	$16,481	$17,885
Unrealized and realized capital losses	7,835	2,460
Other compensation related	5,843	268
Deferred income	3,500	0
Share-based compensation	3,405	8,274
Write-down of CDO and other investments	3,331	6,317
Other	2,560	4,648
Total deferred tax assets	42,955	39,852
Valuation allowance	(21,030)	(20,774)
Total deferred tax asset, net of valuation allowance	$21,925	$19,078
Deferred Tax Liabilities
Intangible assets	$73,269	$54,734
Property and equipment	5,902	4,376
Deferred sales commissions	3,788	2,838
State taxes	3,546	3,087
Costs of internal-use software	2,630	2,566
Other	1,791	1,728
Total gross deferred tax liability	$90,926	$69,329
Net deferred tax liability	$69,001	$50,251